Delaware VIP® Trust — Delaware VIP Special Situations Series
Schedule of investments
March 31, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 96.33% ✧			Common Stock ✧ (continued)
Basic Industry - 5.11%			Energy (continued)
Berry Global Group †	81,200	$2,737,252	Patterson-UTI Energy	175,300	$ 411,955
Ferro †	43,744	409,444	WPX Energy †	195,800	597,190
HB Fuller	51,200	1,430,016			3,143,529
Huntsman	47,500	685,425	Financial Services - 28.25%
Louisiana-Pacific	107,200	1,841,696	American Equity Investment Life
Olin	38,100	444,627	Holding	111,600	2,098,080
		7,548,460	Bank of NT Butterfield & Son	43,000	732,290
Business Services - 0.75%			East West Bancorp	129,800	3,341,052
Deluxe	24,900	645,657	First Financial Bancorp	108,300	1,614,753
WESCO International †	20,500	468,425	First Hawaiian	82,300	1,360,419
		1,114,082	First Interstate BancSystem Class A	45,900	1,323,756
Capital Spending - 8.31%			First Midwest Bancorp	122,000	1,614,670
Altra Industrial Motion	78,600	1,374,714	FNB	307,600	2,267,012
Atkore International Group †	56,000	1,179,920	Great Western Bancorp	89,300	1,828,864
H&E Equipment Services	47,600	698,768	Hancock Whitney	112,100	2,188,192
ITT	74,700	3,388,392	Hanover Insurance Group	26,100	2,364,138
MasTec †	101,000	3,305,730	Kemper	23,700	1,762,569
Primoris Services	63,900	1,016,010	Legg Mason	21,000	1,025,850
Rexnord	57,800	1,310,326	NBT Bancorp	44,732	1,448,869
		12,273,860	Prosperity Bancshares	29,500	1,423,375
			S&T Bancorp	37,000	1,010,840
Consumer Cyclical - 3.64%			Sandy Spring Bancorp	15,600	353,184
Barnes Group	40,600	1,698,298	Selective Insurance Group	43,700	2,171,890
KB Home	57,500	1,040,750	Stifel Financial	65,600	2,707,968
Knoll	77,400	798,768	Umpqua Holdings	195,300	2,128,770
Meritage Homes †	32,400	1,182,924	Valley National Bancorp	243,400	1,779,254
Standard Motor Products	15,600	648,492	Webster Financial	91,700	2,099,930
		5,369,232	WesBanco	49,000	1,161,300
Consumer Services - 7.32%			Western Alliance Bancorp	62,600	1,916,186
Asbury Automotive Group †	17,100	944,433			41,723,211
Cable One	1,100	1,808,411	Healthcare - 3.33%
Caleres	55,100	286,520	Avanos Medical †	47,000	1,265,710
Cheesecake Factory	15,400	263,032	Catalent †	25,600	1,329,920
Choice Hotels International	27,300	1,672,125	Integer Holdings †	15,800	993,188
Cracker Barrel Old Country Store	10,300	857,166	Service Corp. International	34,100	1,333,651
Steven Madden	38,700	899,001
Texas Roadhouse	27,700	1,144,010			4,922,469
UniFirst	14,100	2,130,369	Real Estate Investment Trusts - 9.56%
Wolverine World Wide	53,013	805,798	Brandywine Realty Trust	182,200	1,916,744
		10,810,865	Highwoods Properties	54,900	1,944,558
			Kite Realty Group Trust	43,079	407,958
Consumer Staples - 4.23%			Lexington Realty Trust	197,300	1,959,189
Core-Mark Holding	39,300	1,122,801	Life Storage	20,800	1,966,640
J&J Snack Foods	11,700	1,415,700	Outfront Media	111,400	1,501,672
Performance Food Group †	41,700	1,030,824	RPT Realty	114,600	691,038
Scotts Miracle-Gro	17,300	1,771,520	Spirit Realty Capital	57,100	1,493,165
Spectrum Brands Holdings	24,900	905,613	STAG Industrial	34,740	782,345
		6,246,458	Summit Hotel Properties	133,300	562,526
Energy - 2.13%			Washington Real Estate Investment
Delek US Holdings	63,600	1,002,336	Trust	37,538	896,032
Dril-Quip †	27,400	835,700			14,121,867
Helix Energy Solutions Group †	180,700	296,348

NQ-FL5 [3/20] 5/20 (1178306) Special Situations Series-1

Delaware VIP® Special Situations Series
Schedule of investments (continued)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock ✧ (continued)			Common Stock ✧ (continued)
Technology - 13.63%			Utilities (continued)
Cirrus Logic †	28,000$	1,837,640	El Paso Electric	25,900	$1,760,164
Coherent †	10,400	1,106,664	South Jersey Industries	54,100	1,352,500
Diodes †	4,588	186,433	Southwest Gas Holdings	35,400	2,462,424
Flex †	225,609	1,889,475			9,666,764
NCR †	96,288	1,704,298	Total Common Stock
NetScout Systems †	53,900	1,275,813
			(cost $201,605,128)		142,269,769
ON Semiconductor †	129,900	1,615,956
Tech Data †	8,800	1,151,480	Short-Term Investments - 3.97%
Teradyne	55,400	3,001,018	Money Market Mutual Funds - 3.97%
Tower Semiconductor †	96,000	1,528,320	BlackRock FedFund - Institutional Shares
TTM Technologies †	150,500	1,556,170	(seven-day effective yield 0.33%)	1,173,350	1,173,350
Viavi Solutions †	137,500	1,541,375	Fidelity Investments Money Market
Vishay Intertechnology	120,217	1,732,327	Government Portfolio - Class I
		20,126,969	(seven-day effective yield 0.30%)	1,173,350	1,173,350
Transportation - 3.52%			GS Financial Square Government Fund -
Kirby †	20,400	886,788	Institutional Shares (seven-day
Saia †	16,600	1,220,764	effective yield 0.34%)	1,173,351	1,173,351
SkyWest	28,300	741,177	Morgan Stanley Government Portfolio -
Werner Enterprises	64,900	2,353,274	Institutional Share Class (seven-day
		5,202,003	effective yield 0.22%)	1,173,351	1,173,351
Utilities - 6.55%			State Street Institutional US Government
ALLETE	24,800	1,504,864	Money Market Fund - Investor Class
Black Hills	40,400	2,586,812	(seven-day effective yield 0.24%)	1,173,351	1,173,351
			Total Short-Term Investments
			(cost $5,866,753)		5,866,753

Total Value of Securities - 100.30%
(cost $207,471,881)					148,136,522
Liabilities Net of Receivables and Other Assets - (0.30%)					(438,314)
Net Assets Applicable to 7,316,300 Shares Outstanding - 100.00%					$147,698,208

✧ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
† Non-income producing security.
GS - Goldman Sachs

NQ-FL5 [3/20] 5/20 (1178306) Special Situations Series-2